UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21834

YORK ENHANCED STRATEGIES FUND, LLC
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 17TH Floor New York, New York			10153
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 300-1300

David M. Mahle Jones Day 222 East 41ST Street New York, New York 10017

Date of fiscal year end:	December 31, 2007

Date of reporting period:	June 30, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.

YORK ENHANCED STRATEGIES FUND, LLC

Semi-Annual Report

June 30, 2007

YORK ENHANCED STRATEGIES FUND, LLC

Semi-Annual Report

June 30, 2007 (Unaudited)

YORK ENHANCED STRATEGIES FUND, LLC

Sector Breakdown

June 30, 2007 (Unaudited)

Total Investments by Sector:

The following table represents the Company's holdings by sector at June 30, 2007 as a percentage of total investments:

Consumer Non-Cyclical	23.3%
Consumer Cyclical	16.7
Industrial	11.6
Financials	10.6
Energy	8.3
Information Technology	7.2
Communications	6.5
Health Care	6.2
Materials	6.1
Telecommunication Services	3.5
100.0%

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2007 (Unaudited)

Par Value		Description	Value	Percentage of Net Assets
		FIXED INCOME SECURITIES#
		COMMUNICATIONS
	$1,000,000	Charter Communications Holdings II, LLC, 10.25%, due 9/15/10	$1,060,000
	3,000,000	Hughes Networks Systems, 9.50%, due 4/15/14	3,187,500
		West Corp.,
	2,500,000	9.50%, due 10/15/14	2,575,000
	10,000,000	11.00%, due 10/15/16	10,500,000
		TOTAL COMMUNICATIONS	17,322,500	5.0%
		CONSUMER CYCLICAL
	1,000,000	Adelphia Communications Corp., 9.375%, due 11/15/09*+	310,000
	5,000,000	Ford Motor Co., 4.25%, due 12/15/36	6,300,000
	2,000,000	Goodyear Tire & Rubber Co., 9.13475%, due 12/1/09**##	2,020,000
	9,500,000	Leslie's Poolmart, 7.75%, due 2/1/13	9,595,000
	2,000,000	Levi Strauss & Co., 8.875%, due 4/1/16	2,140,000
	3,500,000	Tenneco, Inc., 8.625%, due 11/15/14	3,640,000
		TOTAL CONSUMER CYCLICAL	24,005,000	6.9
		CONSUMER NON-CYCLICAL
	3,500,000	Baker & Taylor, Inc., 11.50%, due 7/1/13##	3,710,000
	5,290,000	Pathmark Stores, Inc., 8.75%, due 2/1/12	5,475,150
		Pinnacle Foods LLC,##
	4,000,000	9.25%, due 4/1/15	3,890,000
	7,000,000	10.625%, due 4/1/17	6,772,500
		Select Medical Corp.,
	7,500,000	7.625%, due 2/1/15	6,693,750
	1,300,000	11.08%, due 9/15/15**	1,225,250
	706,000	Stripes Acquisition LLC/Susser Finance Corp., 10.625%, due 12/15/13	762,480
	7,000,000	Vitamin Shoppe Industries, Inc., 12.86%, due 11/15/12**	7,472,500
	10,000,000	Wimar Opco LLC, 9.625%, due 12/15/14##	9,650,000
		TOTAL CONSUMER NON-CYCLICAL	45,651,630	13.1
		ENERGY
		Enron Corp.,*+
JPY	500,000,000	0.97%, expired maturity	1,167,898
EUR	10,000,000	4.375%, expired maturity	3,316,075
	$2,500,000	6.31%, expired maturity	301,500
	2,500,000	0.00%, due 2/7/21	600,000
	8,500,000	8.25%, expired maturity	7,140,000
	2,500,000	8.31%, expired maturity	895,750
GBP	1,500,000	8.75%, expired maturity	1,987,910
		TOTAL ENERGY	15,409,133	4.4

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2007 (Unaudited)

Par Value		Description	Value	Percentage of Net Assets
		FINANCIALS
	$7,000,000	Crum & Forster Holding Corp., 7.75%, due 5/1/17##	$6,982,500
		Ford Motor Credit Co.,
	700,000	6.00%, due 1/20/15	623,000
	366,000	6.52%, due 3/10/13	322,080
	500,000	7.90%, due 5/18/15	468,750
	13,031,000	Mobile Satellite Ventures LP, 0.00%, due 4/1/13##++	8,600,460
		TOTAL FINANCIALS	16,996,790	4.9%
		HEALTH CARE
		HCA Inc.,
	9,000,000	6.95%, due 5/1/12	8,775,000
	4,000,000	7.875%, due 2/1/11	4,080,000
	2,000,000	9.25%, due 11/15/16##	2,100,000
		TOTAL HEALTH CARE	14,955,000	4.3
		INDUSTRIAL
		Delta Airlines, Inc.,*+
	11,250,000	7.90%, due 12/15/09*+	765,000
	1,000,000	10.375%, due 2/1/11*+	68,000
		EuroTunnel,*+
GBP	1,000,000	EURLIBOR plus 1.25%, due 3/15/26	1,084,315
EUR	3,000,000	EURLIBOR plus 1.25%, due 4/3/40	2,192,670
	$10,000,000	Neenah Foundry Co., 9.50%, due 1/1/17	10,000,000
	4,825,000	Interpool, Inc., 6.00%, due 9/1/14	4,825,000
		TOTAL INDUSTRIAL	18,934,985	5.4
		INFORMATION TECHNOLOGY
	5,000,000	Cherokee International Corp., 5.25%, due 11/1/08	4,200,000	1.2
		MATERIALS
	5,000,000	AGY Holding Corp., 11.00%, due 11/15/14##	5,200,000
	1,500,000	Polypore International, Inc., 0.00%, due 10/1/12++	1,458,750
		TOTAL MATERIALS	6,658,750	1.9
		TELECOMMUNICATION SERVICES
	1,000,000	Level 3 Financing, Inc., 12.25%, due 3/15/13	1,175,000
	2,500,000	Primus Telecommunications IHC, Inc., 14.25%, due 5/20/11##	2,587,500
	5,000,000	Suncom Wireless, Inc., 8.50%, due 6/1/13	5,150,000
		TOTAL TELECOMMUNICATION SERVICES	8,912,500	2.5
		TOTAL FIXED INCOME SECURITIES (COST – $161,184,981)	173,046,288	49.6

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2007 (Unaudited)

Par Value		Description	Value	Percentage of Net Assets
		LOAN PARTICIPATIONS AND TRADE CLAIMS#
		COMMUNICATIONS
EUR	7,752,979	Kabel Deutschland, EURLIBOR plus 7.00%, due 11/12/14 (PIK)	$11,018,340	3.2%
		CONSUMER CYCLICAL
		Coach America,
	$3,000,000	2nd Lien Term Loan, USDLIBOR plus 6.50%, due 10/20/14	3,000,000
	2,644,068	Term Loan B, USDLIBOR plus 2.75%, due 4/20/14	2,644,068
	677,966	Letter of Credit, USDLIBOR plus 2.85%, due 4/20/14	677,966
	3,000,000	Delphi Corp., 2nd Lien DIP-Term Loan C, USDLIBOR plus 2.75%, due 12/31/07	3,000,000
	13,000,000	Fox & Hound Restaurant Group, 2nd Lien Term Loan B, USDLIBOR plus 7.75%, due 5/12/11	13,000,000
	6,000,000	Jacuzzi Brands Corp., 2nd Lien Term Loan, USDLIBOR plus 6.00%, due 8/7/14	5,610,000
		Movie Gallery, Inc.,
	9,576,000	1st Lien Term Loan, USDLIBOR plus 3.50%, due 3/8/12	9,145,080
	400,000	1st Lien Letter of Credit, USDLIBOR plus 3.50%, due 3/8/12	382,000
		NPC Group Inc.,
	3,969,231	Term Loan B, USDLIBOR plus 3.00%, due 9/29/13	3,994,040
	8,500,000	2nd Lien Term Loan, USDLIBOR plus 6.50%, due 9/29/14	8,500,000
	4,950,000	Quizno's Corp., Term Loan B, USDLIBOR plus 2.25%, due 5/5/13	4,950,000
		TOTAL CONSUMER CYCLICAL	54,903,154	15.7
		CONSUMER NON-CYCLICAL
	4,400,000	Baby Phat, 1st Lien Term Loan A, USDLIBOR plus 4.25%, due 7/18/11	4,400,000
	1,970,000	Georgia Pacific, Term Loan B, USDLIBOR plus 2.00%, due 12/20/12	1,970,000
	15,000,000	Jetro Holdings, USDLIBOR plus 2.50%, due 7/2/14	15,000,000
	5,000,000	Pinnacle Foods Group, Inc., Term Loan B, USDLIBOR plus 2.75%, due 4/2/14	5,025,000
		Spectrum Brands, Inc.
	402,739	Letter of Credit, USDLIBOR plus 4.00%, due 3/30/13	408,780
	8,147,402	Term Loan B, USDLIBOR plus 4.00%, due 3/30/13	8,269,613
	1,449,859	Term Loan B II, USDLIBOR plus 4.00%, due 3/30/13	1,457,108
		TOTAL CONSUMER NON-CYCLICAL	36,530,501	10.5

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2007 (Unaudited)

Par Value	Description	Value	Percentage of Net Assets
	ENERGY
$7,928,863	ATP Oil & Gas Corp., 1st Lien Term Loan, USDLIBOR plus 3.50%, due 4/14/10	$8,008,152
5,000,000	Calpine Corp. 2nd Lien Term Loan, PRIMERATE plus 4.75%, due 7/16/07+	5,575,000
	Enron Corp.,*+
10,000,000	Trade Claim 13923	2,250,000
1,616,742	Trade Claim 99092	444,604
383,258	Trade Claim 99093	105,396
4,000,000	Trade Claim 99004	880,000
6,000,000	Trade Claim 11342 and 11141	1,050,000
11,016,146	Trade Claim 9314	1,927,826
2,000,000	TPF Generation Holdings, LLC, 2nd Lien Term Loan, USDLIBOR plus 4.25%, due 12/15/14	2,040,000
	TOTAL ENERGY	22,280,978	6.4%
	FINANCIALS
6,428,975	2-10 Home Buyers Warranty, 1st Lien Term Loan, USDLIBOR plus 5.50%, due 7/26/11	6,220,033
11,940,000	Affirmative Insurance Holdings, Inc., Term Loan, USDLIBOR plus 3.50%, due 1/31/14	11,940,000
3,000,000	LandSource, Inc., 2nd Lien Facility Loan, USDLIBOR plus 4.50%, due 2/27/14	3,022,500
	TOTAL FINANCIALS	21,182,533	6.1
	HEALTH CARE
5,731,366	HealthSouth Corp., Term Loan B, USDLIBOR plus 2.50%, due 3/10/13	5,788,679
10,000,000	Premier Dental Services, Term Loan, USDLIBOR 5.50%, due 6/30/13	10,000,000
	TOTAL HEALTH CARE	15,788,679	4.5
	INDUSTRIAL
15,000,000	Collins Industries, 2nd Lien Term Loan, USDLIBOR plus 6.25%, due 10/31/11	15,000,000
3,000,000	Dresser, Inc., 2nd Lien Term Loan, USDLIBOR plus 5.75%, due 5/4/15	3,060,000
	Navistar International Corp.,
533,333	Revolver, USDLIBOR plus 3.25%, due 1/19/12	544,000
1,466,667	Term Loan B, USDLIBOR plus 3.25%, due 1/19/12	1,496,000
12,000,000	Precision Partners Holding Co., Term Loan B, USDLIBOR plus 3.50%, due 10/1/13	11,640,000
5,000,000	Strategic Industries LLC, Term Loan, USDLIBOR plus 6.75%, due 5/24/11	4,950,000
2,500,000	Wastequip, Inc., Mezzanine, 12.00%, due 2/15/15	2,500,000

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2007 (Unaudited)

Par Value		Description	Value	Percentage of Net Assets
		INDUSTRIAL (continued)
		WW TDS,
	$4,000,000	1st Lien, USDLIBOR plus 2.75%, due 4/25/13	$4,000,000
EUR	7,000,000	2nd Lien, EURLIBOR plus 6.00%, due 4/24/14	9,474,500
		TOTAL INDUSTRIAL	52,664,500	15.1%
		INFORMATION TECHNOLOGY
	$7,000,000	H3C Holdings Ltd., Term Loan B, USDLIBOR plus 3.00%, due 9/28/12	7,000,000
	2,000,000	NuVox, Inc., Term Loan B, USDLIBOR plus 3.25%, due 5/31/14	2,020,000
	10,500,000	One Communications Corp., USDLIBOR plus 3.50%, due 6/30/12	10,631,250
		TOTAL INDUSTRIAL	19,651,250	5.6
		MATERIALS
	13,000,000	Foamex LP, 2nd Lien Term Loan, USDLIBOR plus 4.75%, due 2/12/14	13,097,500	3.8
		TELECOMMUNICATION SERVICES
	6,560,000	Allegiance Telecom Liquidating Trust - B*+	459,200
	5,000,000	Level 3 Communications, Inc., USDLIBOR plus 2.25%, due 12/1/11	5,000,000
		TOTAL TELECOMMUNICATION SERVICES	5,459,200	1.6
		TOTAL LOAN PARTICIPATIONS AND TRADE CLAIMS (COST – $247,464,500)	252,576,635	72.5
Number of Shares
		EQUITY SECURITIES (Unless otherwise noted)
		COMMUNICATIONS
	131,821	AboveNet, Inc.*	8,041,081
	67,500	American Tower Corp.*	2,835,000
	34,053	Liberty Media Corp. - Interactive A*	760,403
		TOTAL COMMUNICATIONS	11,636,484	3.3
		CONSUMER CYCLICAL
	1,001,485	Adelphia Recovery Trust Series ACC-1 INT*#	85,126
	400,000	CKX, Inc.*	5,528,000
	100,000	DaimlerChrysler AG	9,195,000
	202,280	Hancock Fabrics, Inc.*	566,384
EUR	20,137	RTL Group SA	2,315,621
	$37,011	Sears Holdings Corp.*	6,273,365
		TOTAL CONSUMER CYCLICAL	23,963,496	6.9

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2007 (Unaudited)

Number of Shares		Description	Value	Percentage of Net Assets
		CONSUMER NON-CYCLICAL
	$150,000	B&G Foods, Inc. (Class A)	$1,980,000
CHF	50,000	Gate Gourmet Group Holdings, LLC Membership Units*#	2,965,720
	$176,977	Kraft Foods, Inc.	6,238,439
		TOTAL CONSUMER NON-CYCLICAL	11,184,159	3.2%
		ENERGY
	300,000	Enron Corp., 7.00% (Preferred shares)*#+	3,075,000
	491,700	Infinity Bio-Energy, Ltd.*	2,519,962
	96,000	Key Energy Services, Inc.*	1,778,880
	100,000	Mirant Corp.*	4,265,000
	41,495	NRG Energy, Inc.*	1,724,947
		TOTAL ENERGY	13,363,789	3.8
		FINANCIALS
EUR	92,953	ABN AMRO Holding NV	4,283,895
	12,000,000	Investment in Cerberus CG LLC*#	12,000,000
	10,000,000	Investment in Cerberus FIM Investors LLC#	10,000,000
	4,750	United Insurance#	955,975
		TOTAL FINANCIALS	27,239,870	7.8
		HEALTH CARE
	137,500	Triad Hospitals, Inc.*	7,392,000	2.1
		MATERIALS
	267,595	AK Steel Holding Corp.*	10,000,025
CAD	262,013	FNX Mining Co., Inc.*	7,975,450
		TOTAL MATERIALS	17,975,475	5.2
		TELECOMMUNICATION SERVICES
	$1,433,041	Neon Communications Group, Inc.*	7,136,544	2.1
		TOTAL EQUITY SECURITIES (COST – $104,049,456)	119,891,817	34.4
Par Value
		SHORT-TERM SECURITIES
		COMMERCIAL PAPER
		CONSUMER NON-CYCLICAL
	$15,000,000	Coca-Cola Co., 5.20%, due 7/6/07@	14,989,167
	10,000,000	Heinz Co., 5.35%, due 8/13/07@	9,935,902
	15,000,000	Kraft Foods, Inc., 4.36%, due 7/26/07@	14,943,862
	10,000,000	Starbucks Corp., 5.35%, due 8/13/07@	9,935,902
		TOTAL CONSUMER NON-CYCLICAL	49,804,833	14.3

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2007 (Unaudited)

Par Value	Description	Value	Percentage of Net Assets
	INFORMATION TECHNOLOGY
$15,000,000	Hewlett-Packard Co., 5.26%, due 7/21/07@	$14,957,628
5,300,000	Motorola, Inc., 5.35%, due 8/7/07@	5,270,746
	TOTAL INFORMATION TECHNOLOGY	20,228,374	5.8%
	TOTAL SHORT-TERM SECURITIES (COST – $70,033,207)	70,033,207	20.1
	TOTAL INVESTMENTS (COST – $582,732,144)	615,547,947	176.6
	OTHER LIABILITIES IN EXCESS OF ASSETS	(266,986,896)	(76.6)
	NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$348,561,051	100.0%

Notes to Portfolio of Investments:

*  Non-income producing security.

**  Reflects rate at June 30, 2007 on variable rate instruments.

#  Securities are valued at fair value. At June 30, 2007, $454,704,744 of securities were fair valued, representing 130.5% of net assets applicable to common shareholders.

##  Security is issued under Rule 144A and may be subject to certain restrictions as to resale. Unless otherwise noted, security is deemed liquid.

+  Issuer in default. At June 30, 2007, $35,596,144 of securities were in default, representing 10.2% of net assets applicable to common shareholders.

++  Step Bond – Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2007. Maturity date disclosed is the ultimate maturity date.

@  Interest rate reflects yield to maturity as of June 30, 2007.

PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

EURLIBOR - London Inter-Bank Offer Rate (Denominated in Euro currency).

USDLIBOR - London Inter-Bank Offer Rate (Denominated in USD currency).

PRIME RATE - Base rate U.S. banks charge for commercial loans.

Currency Type Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Portfolio of Investments

June 30, 2007 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

York Enhanced Strategies Fund, LLC had the following open forward foreign currency contracts as of June 30, 2007:

	Contracts to Deliver	In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
United States Dollar	273,585	CAD	290,000	9/19/2007	$(455)
United States Dollar	8,006,439	EUR	5,930,000	9/19/2007	24,190
Canadian Dollar	8,470,499	USD	7,955,429	9/19/2007	(22,317)
Euro	27,550,000	USD	37,110,677	9/19/2007	(198,568)
British Pound	550,000	USD	1,094,610	9/19/2007	(7,551)
					$(204,701)

Currency Type Abbreviations:

USD -	United States Dollar
CAD -	Canadian Dollar
EUR -	Euro

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

Assets
Investments - at value (cost $582,732,144)	$615,547,947
Cash at bank	36,716,647
Receivable for investments sold	23,766,277
Interest and dividends receivable	5,998,379
Cash due from broker	5,003,226
Debt issuance costs, net of accumulated amortization of $1,110,639	4,632,239
Preferred shares offering costs, net of accumulated amortization of $490,292	2,198,511
Unrealized appreciation on forward foreign currency contracts	24,190
Other Assets	266,088
694,153,504
Liabilities
Senior revolving notes payable	162,000,000
Payable for investments purchased	40,018,598
Accrued dividend payable on special share	17,153,630
Income and capital gain distributions payable on common shares	11,459,304
Management fees payable	2,364,961
Deferred placement fees payable	1,612,910
Professional fees payable	905,896
Interest payable on senior revolving notes	388,800
Preferred dividends payable	257,058
Unrealized depreciation on forward foreign currency contracts	228,891
Commitment fees payable	4,500
Accrued expenses and other payables	197,905
236,592,453
Preferred Shares
Series A-1 Preferred Stock, $1,000 liquidation value per share applicable to 108,999 outstanding shares (108,999 shares authorized)	108,999,000
Series A-2 Preferred Stock, $1,000 liquidation value per share applicable to 1 outstanding share (1 share authorized)	1,000
Net assets applicable to common shareholders	$348,561,051
Net asset value per common share ($348,561,051/331,919 common shares outstanding)	$1,050.14
Composition of net assets applicable to common shareholders
Common stock, $0.01 par value	$3,319
Paid-in capital	313,165,151
Distributions in excess of net investment income	(17,522,644)
Accumulated net realized gain (loss)	20,333,081
Unrealized appreciation/(depreciation) on:
Investments	32,815,803
Forward foreign currency contracts and translations	(233,659)
Net assets applicable to common shareholders	$348,561,051

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Operations

For the six months ended June 30, 2007 (Unaudited)

Investment income
Interest	$21,648,781
Dividends (net of foreign withholding taxes of $91,925)	1,933,508
Total Income	23,582,289
Expenses
Dividend expense on special share (Note 3)	7,927,701
Management fee (Note 3)	2,364,961
Professional fees	673,746
Amortization of debt issuance costs (Note 2)	367,204
Directors' fees and expenses (Note 3)	178,330
Administration and transfer agent fees	148,648
Amortization of offering costs (preferred shares) (Note 2)	144,448
Custodian fees	80,826
Commitment fees (senior debt and preferred shares) (Note 1)	53,105
Other expenses	180,233
Expenses before interest expense	12,119,202
Interest expense (Note 1)	4,689,400
Total expenses	16,808,602
Net investment income	6,773,687
Realized and unrealized gain (loss) on investments, short sales and foreign currency transactions:
Net realized gain (loss) on:
Investments	21,177,509
Short sale transactions	375,438
Foreign currency transactions	(822,693)
Net realized gain	20,730,254
Net change in unrealized appreciation (depreciation) of:
Investments	7,177,164
Forward foreign currency contracts and translations	(121,275)
Net change in unrealized appreciation	7,055,889
Net realized and unrealized gain on investments, short sales, foreign currency transactions, forward foreign currency contracts and translations	27,786,143
Net increase in net assets applicable to common shareholders resulting from operations	34,559,830
Dividend distributions to preferred shareholders from net investment income	(2,849,027)
Net increase in net assets applicable to common shareholders resulting from operations	$31,710,803

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statements of Changes in Net Assets

	Six Months Ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase in net assets from operations:
Net investment income	$6,773,687	$5,493,723
Net realized gain	20,730,254	7,925,832
Net change in unrealized appreciation	7,055,889	25,411,815
Dividend distributions to preferred shareholders from net investment income	(2,849,027)	(2,042,091)
Net increase in net assets applicable to common shareholders resulting from operations	31,710,803	36,789,279
Distributions to common shareholders from:
Net investment income	(10,816,941)	(12,818,181)
Net realized gains	(642,363)	(8,575,094)
Total distributions	(11,459,304)	(21,393,275)
Capital share transactions:
Proceeds from sale of common shares (0 and 169,419 shares, respectively)	-	162,443,700
Common shares placement and offering costs charged to paid-in capital	(98,424)	-
Net increase (decrease) in net assets from capital share transactions	(98,424)	162,443,700
Net increase in net assets applicable to common shareholders	20,153,075	177,839,704
Net assets applicable to common shareholders - Beginning of period	328,407,976	150,568,272
Net assets applicable to common shareholders - End of period	$348,561,051	$328,407,976

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Statement of Cash Flows

For the Six Months Ended June 30, 2007 (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets applicable to common shareholders from operations	$31,710,803
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales and maturities of long-term investments	459,324,422
Net short term investment purchases and sales transactions	(16,915,853)
Proceeds from securities sold short	3,551,151
Cover short sale transactions	(3,926,589)
Purchases of long-term investments	(461,495,435)
Increase in cash due from broker	(1,150,000)
Amortization of debt issuance costs	367,204
Amortization of preferred shares offering costs	144,448
Increase in interest and dividends receivable	(925,166)
Increase in other assets	(14,159)
Increase in deferred placement fees payable	183,803
Increase in accrued dividend payable on special share	7,927,700
Increase in management fee payable	2,364,961
Decrease in income and capital gain distributions payable on common shares	(9,933,971)
Increase in preferred dividends payable	51,411
Decrease in commitment fees payable	(1,495)
Decrease in interest payable on notes	(25,920)
Increase in professional fees payables	673,747
Decrease in accrued expenses and other payables	(61,714)
Net unrealized appreciation of investments and short sales	(7,177,164)
Net realized gain on investments and short sales	(20,173,471)
Increase in unrealized depreciation on forward foreign currency contracts and translations	1,206
Accretion/amortization of discounts and premiums, net	(2,727,032)
Net cash used in operating activities	(18,227,113)
Cash flows from financing activities:
Proceeds from sale of Series A-1 preferred shares	27,250,000
Net cash provided by financing activities	27,250,000
Net increase in cash	9,022,887
Cash at beginning of period	27,693,760
Cash at end of period	$36,716,647
Supplemental disclosure of cash flow information:
Interest paid on notes during the fiscal period	$4,715,320

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Financial Highlights

	For the Six Months Ended June 30, 2007 (Unaudited)		Year ended December 31, 2006	For the Period from November 17, 2005* to December 31, 2005
Selected data for a common share outstanding throughout the period.
Net asset value, beginning of period	$989.42		$926.57	$1,000.00
Increase (decrease) in net assets from operations:
Net investment income (loss)**	20.41		19.73	(5.40)
Net realized and unrealized gain on investments**	83.71		114.90	0.58
Less: Dividend distributions to preferred shareholders**	(8.58)		(7.33)	-
Net increase (decrease) in net assets applicable to common shareholders from operations	95.54		127.30	(4.82)
Distributions to common shareholders from:
Net investment income	(32.59)		(38.62)	-
Net realized gains	(1.93)		(25.83)	-
Total distributions	(34.52)		(64.45)	-
Common shares placement and offering costs charged to paid-in capital	(0.30)		-	(68.61)
Net asset value, end of period	$1,050.14		$989.42	$926.57
Total return per common share	9.63	% ^	13.74%	(7.34	)% ^
Percentages and supplemental data:
Net assets, end of period (000's)	$348,561		$328,408	$150,568
Ratios to average net assets applicable to common shareholders:
Expenses (excluding interest expense and preferred share distributions) (Note 1)	7.22	% (1)	7.19%	8.80	% (1)
Expenses (including interest expense and preferred share distributions) (Note 1)	11.71	% (1)	9.85%	N/A
Expenses (including interest expense and preferred share distributions, but excluding dividend expense on special share) (Note 1)	6.99	% (1)	6.00%	N/A
Net investment income (loss) (excluding interest expense and preferred share distributions) (Note 1)	6.83	% (1)	4.10%	(4.83	)% (1)
Net investment income (loss) (including interest expense and preferred share distributions) (Note 1)	2.34	% (1)	1.44%	N/A
Net investment income (loss) (including interest expense and preferred share distributions, but excluding dividend expense on special share) (Note 1)	7.06	% (1)	5.29%	N/A
Asset coverage per preferred share (Note 1)	$5,684	(2)	$6,999 (2)	-	(2)
Liquidation and market value per preferred share (Note 1)	$1,000		$1,000	$1,000
Asset coverage per $1,000 of senior revolving note (Note 1)	$3,824	(3)	$3,532 (3)	-	(3)
Liquidation value of preferred shares outstanding (000's) (Note 1)	$109,000		$81,750	$1
Aggregate principal amount of senior revolving notes oustanding (000's) (Note 1)	$162,000		$162,000	-
Portfolio turnover rate	85	% ^	159%	14	% ^

*  Commencement of operations.

**  Per share amounts are based upon the average number of common shares outstanding.

^  Not annualized.

(1)  Annualized

(2)  Asset coverage per preferred share equals net assets of common shares plus the redemption value of the preferred shares, plus the senior revolving notes outstanding, divided by the total number of preferred shares oustanding at the end of the period.

(3)  Asset coverage per $1,000 of senior revolving note equals net assets of common shares plus the redemption value of the preferred shares, plus the senior revolving notes outstanding, divided by principal amount at the end of the period times $1,000.

The accompanying notes are an integral part of the financial statements.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2007 (Unaudited)

1. Organization, Investment Objective and Capitalization Structure:

York Enhanced Strategies Fund, LLC (the "Company"), a Delaware limited liability company, is registered as a nondiversified closed-end management investment company under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"). The Company received its initial funding on November 17, 2005 (the "Closing Date") in connection with a private offering of its shares to qualified investors and commenced operations immediately thereafter. The term of the Company is ten years, unless extended for up to two separate one-year periods, at the option of the common shareholders.

The Company was formed with a focus primarily on credit-oriented investments in both the United States and Europe, while also selectively targeting equity opportunities. The Company's objective is to realize compelling risk-adjusted returns that are uncorrelated to price changes in the public markets. The Company invests in less liquid investments, such as mezzanine financing, bank loans, equity securities, rescue financing and bridge financing transactions.

The Company is authorized to issue common shares ("Common Shares") in the amount of $325,000,000 (the "Common Commitments"), Series A-1 floating rate term preferred shares (the "Term Preferred Shares") in the amount of $108,999,000 (the "Preferred Commitments"), one Series A-2 preferred share (the "Special Share") in the amount of $1,000, and debt (the "Notes") in the amount of $216,000,000 (the "Debt Commitments") (together, $650,000,000 of "Capital Commitments"). The Company has the ability to draw these Capital Commitments at various times. At June 30, 2007, $324,943,700 of the Common Commitments, $108,999,000 of the Term Preferred Commitments, the Special Share, as well as $162,000,000 of the Debt Commitments had been drawn.

York Enhanced Strategies Feeder Fund, a Delaware statutory trust, and York Enhanced Strategies Feeder Fund (Cayman) Ltd., a Cayman Islands exempted company (together, the "Feeder Funds"), have been established as entities whose sole investment is in Common Shares of the Company and at June 30, 2007 owned 47.4% and 22.2%, respectively, of the Company's issued and outstanding Common Shares. Shares of these Feeder Funds are offered and sold to investors both inside and outside the United States.

Term Preferred Shares

The Term Preferred Shares have a liquidation preference of $1,000 per share, plus an amount equal to accumulated but unpaid dividends (whether or not declared). Such shares rank on parity with the Special Share as to the payment of dividends and distributions of assets upon liquidation, rank junior to any borrowings and other debts and expenses of the Company, including the Notes, and rank senior to the Common Shares as to distributions of assets and payment of dividends. Holders of the Term Preferred Shares and the Special Share, voting separately as a class, are entitled to elect two of the Company's Directors. On all other matters, holders of the Term Preferred Shares, Special Share and Common Shares vote together as a single class, with one vote for each share. At June 30, 2007, 108,999 Term Preferred Shares were outstanding.

The Term Preferred Shares have a dividend rate equal to LIBOR plus 0.30%, reset at the beginning of each quarterly rate period, plus an additional amount, if applicable, which approximates the U.S. withholding tax payable by any holder of the Term Preferred Shares with respect to such dividend. For the six months ended June 30, 2007, the average dividend rate was 5.66%.

The Term Preferred Shares are subject to mandatory redemption on November 15, 2013, which is extendable for up to two one-year periods with the approval of both the holders of at least 75% of the shares then outstanding and the credit enhancer (as defined below), at a redemption price of $1,000 per share plus accumulated but unpaid dividends thereon. Additionally, under certain conditions, the Company may be required to either redeem

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2007 (Unaudited)

certain of the Term Preferred Shares or repay indebtedness, at the Company's option. Such conditions include failure by the Company to maintain adequate collateral as required by the terms of the Notes or by the Statement of Preferences of the Term Preferred Shares, or a failure by the Company to maintain sufficient asset coverage as required by the 1940 Act. The Term Preferred Shares are redeemable at the option of the Company, subject to certain provisions, at any time after the five-year anniversary of their initial issuance provided no less than 10% of the Term Preferred Shares remain outstanding.

Commitment fees of 0.10% per annum are accrued on the unissued Term Preferred Shares with respect to the Preferred Commitments and amounted to $5,674 for the six months ended June 30, 2007.

Payment of dividends, the above commitment fees, and the redemption price on the final mandatory redemption date are guaranteed under a preferred shares insurance policy obtained from an insurance company (the "credit enhancer"), the premiums of which are 0.30% per annum on the redemption value of issued Term Preferred Shares and 0.10% per annum on the Preferred Commitments for unissued Term Preferred Shares. In the event the Company fails to make dividend payments on the Term Preferred Shares, the credit enhancer has certain rights, which if asserted, may have a detrimental effect on the Company and its common shareholders, including but not limited to the right to appoint additional Directors such that their appointees comprise a majority of the Board of Directors.

Special Share

The Special Share is redeemable at the option of the Company, in whole or in part, at any time after the termination for any or no reason pursuant to the Investment Management Agreement in an amount equal to $1,000 plus accumulated and unpaid dividends. The Special Share is entitled to dividends as described in Note 3. During the six months ended June 30, 2007, the Special Share was not entitled to a dividend. At June 30, 2007, 1 Special Share was outstanding.

Notes

The Company has entered into a senior revolving note purchase agreement with certain holders, which provides for the issuance of Notes in the amount of the Debt Commitments. Amounts drawn under the Notes may be repaid, in whole or in part, at the election of the Company, and redrawn subject to the drawdown criteria. The Notes mature November 15, 2013, subject to extension at the option of the holders of 100% of the outstanding principal amount of the Notes for two 12-month periods. At June 30, 2007, $162,000,000 aggregate principal amount of the Notes were outstanding.

The outstanding principal amount of the Notes bears interest at a rate per annum of LIBOR plus 0.40%, payable quarterly in arrears. A commitment fee accrues on the undrawn amount of the Debt Commitments at a rate per annum of 0.20%, payable quarterly. For the six months ended June 30, 2007, the Company accrued $47,431 in commitment fees on the Debt Commitments. For the six months ended June 30, 2007, the average interest rate was 5.76%. At June 30, 2007, the interest rate on the Notes was 5.76%.

The agreements related to the Notes and Term Preferred Shares have covenants, which if not maintained, may cause a default and/or give these holders or other parties various rights, which if asserted, can have a detrimental effect on the Company and its common shareholders. The most important covenant is the maintaining of the highest rating given by the rating agencies, Standard & Poor's and Moody's, which primarily requires maintaining adequate "collateral" as defined by those agencies.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2007 (Unaudited)

Subject to the terms of a pledge and intercreditor agreement, the Company has pledged substantially all the Company's assets as collateral for its obligations due under the Notes and the credit enhancement for the Term Preferred Shares.

Administrative Expense Limit

The Company, pursuant to the Indenture governing the notes, is subject to an administrative expense limit of 2% of the Capital Commitments through December 31, 2006 and thereafter 2% of the net asset value of the Company. For the six months ended June 30, 2007, the Company did not exceed this limit.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. Such policies are in conformity with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Net Asset Value Calculation - The net asset value ("NAV") per Common Share of the Company is calculated as of the last business day of each calendar quarter, in connection with each issuance of Common Shares by the Company and on such other dates as determined by York Enhanced Strategies Management, LLC, a New York limited liability company, ("York" or "the Investment Manager") or the Board of Directors.

Security Valuation - Investments in securities traded on a nationally recognized securities exchange or over-the-counter market will generally be valued at the closing price on such exchange or market. Securities not traded on a nationally recognized securities exchange or over-the-counter market are recorded at their fair value as determined in good faith by the Investment Manager, in consultation with the valuation committee, pursuant to valuation procedures approved by the Board of Directors. Such procedures consider prices obtained from one or more brokerage firms or financial institutions making markets in these instruments. The market for such investments may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Also, there may be only a single or limited number of market makers for certain of the Company's investments. Accordingly, the market for such investments may be thinly traded and prices quoted may be more volatile than would be the case with more established markets. Because of the inherent uncertainty of valuation, estimated fair values do not necessarily represent amounts that might be ultimately realized, since such amounts depend on future circumstances, and the differences could be material.

Forward currency contracts are valued based upon quoted market prices.

Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Currency Translations - Assets and liabilities denominated in foreign currencies are reflected on the statement of assets and liabilities at their U.S. dollar spot values as of the financial statement date. Gains and losses attributed to changes in the value of foreign currencies for specific investments are reflected on the statement of operations as a component of realized and unrealized gain/loss on the specific investment.

Security Transactions - Security transactions are accounted for on trade date for financial reporting purposes (the date on which the order to buy or sell is executed). Realized gains and losses on sales of securities are determined based on the identified cost of securities sold, generally using the highest cost method.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2007 (Unaudited)

Investment Income and Expenses - Interest income is recognized on an accrual basis, increased by the accretion of discount and decreased by the amortization of premium using the effective yield method. Dividend income is recognized on the ex-dividend date, net of applicable withholding taxes. Interest expense is recognized on an accrual basis. Dividend expense on securities sold short is recognized on the ex-dividend date.

Offering and Placement Costs - Costs incurred by the Company in connection with the offering of the Common Shares, including those issued to the Feeder Funds, were recorded as a reduction of paid-in capital applicable to common shares. Costs incurred in connection with the offering of the Term Preferred Shares have been recorded as preferred shares offering costs, an asset on the statement of assets and liabilities. Such costs are amortized on a straight-line basis from the Closing Date to their mandatory redemption date. The effect of using the straight-line method rather than the interest method is not expected to materially affect the Company's operating results.

In addition to payments made to them at the Closing Date, the Company's private placement agency agreement with a major broker-dealer provides for the payment of placement fees for the Term Preferred Shares, commencing at the Closing Date through December 31, 2006 at the rate per annum of 0.25% of Capital Commitments and at the rate per annum of 0.25% of the Company's investments portfolio (including cash) for the year ended December 31, 2007. Such fees, including an estimate by management for that portion of the fees based on future anticipated investments portfolios (including cash), are payable quarterly beginning March 31, 2006 and have been included in preferred shares offering cost on the statement of assets and liabilities.

Debt Issuance Costs - Costs incurred in connection with placing the Company's Notes have been recorded as debt issuance costs and are amortized on a straight-line basis from the Closing Date to the expected maturity date of the Notes. The effect of using the straight-line method rather than the interest method is not expected to materially affect the Company's operating results.

New Accounting Pronouncements - In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass through entities such as the Company, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last business day related to the Company's 2007 semi-annual report. Management continues to evaluate the application of the Interpretation to the Company, and at this time, does not believe the Company's financial statements will be materially impacted by the adoption of this interpretation.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Company's financial statements and disclosures, and at this time, does not believe the Company's financial statements will be materially impacted by the adoption of this interpretation.

Federal Income Taxes - The Company has elected to be treated as a regulated investment company ("RIC") for U.S. federal income tax purposes. It intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2007 (Unaudited)

made. However, the Company could be restricted from making distributions necessary to qualify as a RIC due to certain asset coverage ratio requirements under the 1940 Act and financial covenants under the terms of the Term Preferred Shares and Notes. There can also be no assurance that the Company's distributions, including but not limited to any dividend on the Special Share, may not be considered preferential and not meet the annual distribution requirements of a RIC. If the Company fails to qualify as a RIC, the resulting corporate income tax could substantially reduce the Company's net assets and distributions.

The U.S. federal income tax basis of the Company's investments and the net unrealized appreciation as of June 30, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$582,729,715	$35,901,229	$3,082,997	$32,818,232

Dividends and Distributions to Common Shareholders - Dividends and distributions are recorded on the ex-dividend date. The amount and character of income and capital gains distributions to be paid by the Company are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These book/tax differences are considered either temporary or permanent in nature. Timing differences are primarily due to the timing of the deductibility of certain expenses such as organizational costs, wash sales, forward foreign currency contracts, straddles, debt issuance costs and accrued dividends on preferred shares. Permanent differences are primarily due to differing treatments of paydowns, foreign currency and preferred stock offering costs and resulted in a decrease to distributions in excess of net investment income (loss) of $577,196, an increase to accumulated realized gains of $913,412 and a decrease in paid-in capital to common shareholders of $336,216 at December 31, 2006.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid to common shareholders and holders of Term Preferred shares during 2006 from ordinary income and long-term capital gain were $23,435,366 and $0, respectively. There were no distributions paid during 2005.

At December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)
$3,528,102	$—	$25,241,476

Indemnifications - Under the Company's organizational documents, its officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Management Fees and Other Transactions with Affiliates:

Management Fee - York is the investment manager to the Company. Pursuant to the Investment Management Agreement, the Company pays York as partial compensation for all services rendered a fee ("Management Fee"),

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2007 (Unaudited)

payable quarterly, at a rate initially equal to 0.75% per annum of the Management Fee Capital as of each calendar quarter end. Management Fee Capital during the period commencing on the Closing Date and ending on December 31, 2006 is defined as the sum of (a) the aggregate Common Commitments, regardless of whether the Company has drawn down such commitments, (b) the aggregate Preferred Commitments, regardless of whether the Company has drawn down such commitments, and (c) the aggregate Debt Commitments, regardless of whether the Company has drawn down or repaid such commitments. Thereafter, Management Fee Capital is the quarter-end value of the Company's investments portfolio (including cash). After December 31, 2007, the Management Fee rate will be equal to 1.00% per annum.

Additionally, as holder of the Special Share, York is entitled to contingent dividends (the "Carried Interest") equal to the greater of 1) $40 per year and 2) 100% of the amount by which the cumulative distributions and amounts distributable to the holders of the Common Shares (excluding any distribution relating to the original capital payment made for the Common Shares) exceed a 2% quarterly weighted average return on undistributed net assets attributable to the Common Shares until York has received from the Company an amount equal to 20% of the aggregate cumulative distributions of net income and gain to the holders of the Common Shares. This 2% quarterly weighted average return on undistributed capital is cumulative (but not compounded) up to an aggregate of 8% per year. Thereafter, the Special Share is entitled to 20% of the distributable dividends and gains, so long as the cumulative dividends to the Common Shares are at least 80% of the total cumulative dividends.

Even if the thresholds that would entitle a payment of the Carried Interest to York, are not met, the Company accrues for the Carried Interest on its cumulative net investment income and cumulative net gain on investments, including unrealized gains on investments, distributable to the holders of the Common Shares. For the six months ended June 30, 2007, the Company accrued $17,153,630 of Carried Interest, which is reflected on the Statement of Operations as dividend expense on special share and reflected on the Statement of Assets and Liabilities as accrued dividend payable on special share. As of June 30, 2007, York was not entitled to a Carried Interest payment.

Directors' Fees - Certain officers and a Director of the Company are also officers of York or its affiliates. The Company does not pay any compensation directly to its officers or Directors who are directors, officers or employees of York or its affiliates.

Affiliated Shareholders - Included in net assets applicable to common shareholders is approximately $27,000,000 attributable to affiliates of York.

4. Investment Transactions:

During the six months ended June 30, 2007, the Company made purchases and sales totaling $466,449,770 and $463,900,024, respectively, of investment securities excluding U.S. Government securities and short-term investments.

5. Investment Risks:

The Company's investment activities expose it to various types of risk, both on and off balance sheet, which are associated with the financial instruments and markets in which it invests. These financial instruments expose the Company to varying degrees to elements of credit, market, interest rate, currency, liquidity and short sale risk. The Investment Manager actively monitors and seeks to manage these risks by employing various strategies. In addition, it is the policy of the Company to transact the majority of its securities and contractual commitment activity with broker-dealers, banks and regulated exchanges that the Investment Manager considers to be well established.

YORK ENHANCED STRATEGIES FUND, LLC

Notes to Financial Statements

June 30, 2007 (Unaudited)

The Company invests in defaulted securities as well as lower rated and comparable quality unrated high yield securities. Investments in defaulted and other high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher quality rated securities. The risk of loss may be significantly greater for holders of defaulted and high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Credit risk - Credit risk represents the potential loss that the Company would incur if the counterparties failed to perform pursuant to the terms of their obligations to the Company. The Company minimizes its exposure to credit risk by conducting transactions with established, reputable brokers.

The clearing and depository operations for the Company's securities transactions are provided by Bank of New York Mellon Corp. and Goldman Sachs Group, Inc. The Company is subject to credit risk should Bank of New York Mellon Corp. or Goldman Sachs Group, Inc. be unable to fulfill their obligations.

Investment in debt exposes the Company to the risk that an issuer will default on the payment of interest, principal or both. The extent of the Company's exposure to credit risk in respect of these financial assets approximates their carrying value as recorded in the Company's statement of assets and liabilities.

Interest rate risk - The Company is exposed to risks associated with the effects of fluctuations in the prevailing levels of market interest rates on its financial position and cash flows.

Currency risk - The Company invests in assets or have liabilities denominated in currencies other than its reporting currency, the United States Dollar. Consequently, the Company is exposed to risks that the exchange rate of the United States Dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Company's assets or liabilities which are denominated in currencies other than the United States Dollar.

Liquidity risk - Securities in which the Investment Manager is authorized to invest include securities for which there is a relatively inactive trading market. The sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange or for which there is an active over-the-counter market. The market for such securities may become illiquid from time to time as a result of adverse market conditions, regulatory developments or other factors. Such illiquidity may adversely affect the timing or value on liquidation of portfolio assets.

Short sale risk - The Company may enter into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security's price. Due to the nature of a short sale, the potential for loss is unlimited. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of Operations. The Company will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position). The Company is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Company. The Company designates collateral consisting of liquid assets sufficient to collateralize the market value of short positions.

6. Due from Broker:

As June 30, 2007, cash due from broker represents monies pledged as collateral for open short positions. Interest is earned on credit balances maintained at the broker. At June 30, 2007, the Company had no open short positions.

YORK ENHANCED STRATEGIES FUND, LLC

June 30, 2007

Reporting to Shareholders (Unaudited)

The Company provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 70 days of the end of the Company's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. The Company also delivers the semi-annual and annual reports to shareholders. The Company also files a complete schedule of portfolio holdings with the SEC for the Company's first and third fiscal quarters on Form N-Q. The Company does not deliver the reports for the first and third fiscal quarters to shareholders. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC- 0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures & Proxy Voting Record (Unaudited)

A copy of (1) the Company's policies and procedures with respect to the voting of proxies relating to the Company's portfolio securities; and (2) how the company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge, upon request, by calling collect (212) 300-1300 and by accessing the SEC's website, www.sec.gov. The proxy voting history is also available on Form N-PX, which can be found by accessing the SEC's website at www.sec.gov.

ITEM 2.  CODE OF ETHICS.

Not applicable for filing of semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included in the Semi-Annual Stockholder Report in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

No change.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported in a timely manner.

(b) None.

ITEM 12.  EXHIBITS.

(a)(1) None.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

(a)(3) None.

(b) None.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC

By:

/S/ Jeffrey A. Weber

Name: Jeffrey A. Weber
Title: President

Date: September 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/S/ James G. Dinan

Name: James G. Dinan
Title: Chief Executive Officer (principal executive officer)

Date: September 10, 2007

By:

/S/ Adam J. Semler

Name: Adam J. Semler
Title: Chief Financial Officer and Secretary (principal financial officer)

Date: September 10, 2007